Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income

	Changes in Accumulated Other Comprehensive Income
	For the year ended December 31, 2024
	Unrealized gains and losses on available-for-sale debt securities	Foreign Currency Translation Adjustments	Total

Beginning Balance	€214,984	€16,158	€231,142
Adjustment for net (gain) loss on marketable securities	(214,984)	-	(214,984)
Change in fair value of marketable securities	96,234	-	96,234
Cumulative translation adjustment	-	(23,446)	(23,446)
Total	€96,234	€(7,288)	€88,946